Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000013178
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,894	$ 11,836	$ 11,748	$ 11,574	$ 11,588	$ 11,702	$ 11,702	$ 11,716	$ 11,731	$ 11,446	$ 10,776	$ 10,933	$ 11,246	$ 11,362	$ 11,336	$ 11,254	$ 11,356	$ 11,359	$ 11,153	$ 11,380	$ 11,107	$ 11,086	$ 10,661	$ 10,724	$ 11,090	$ 11,320	$ 11,081	$ 11,228	$ 11,101	$ 11,372	$ 11,686	$ 11,751	$ 12,050	$ 12,035	$ 11,952	$ 11,965	$ 12,059	$ 12,098	$ 12,016	$ 12,001	$ 11,972	$ 11,887	$ 11,830	$ 12,002	$ 11,957	$ 11,899	$ 11,746	$ 11,781	$ 11,762	$ 11,822	$ 11,656	$ 11,595	$ 11,256	$ 11,394	$ 11,729	$ 11,602	$ 11,422	$ 11,387	$ 11,377	$ 11,367	$ 11,461	$ 11,309	$ 11,234	$ 11,186	$ 11,059	$ 11,048	$ 10,907	$ 10,869	$ 10,766	$ 10,651	$ 10,536	$ 10,600	$ 10,650	$ 10,626	$ 10,601	$ 10,599	$ 10,497	$ 10,521	$ 10,471	$ 10,496	$ 10,608	$ 10,520	$ 10,568	$ 10,604	$ 10,652	$ 10,563	$ 10,514	$ 10,549	$ 10,401	$ 10,327	$ 10,314	$ 10,252	$ 10,240	$ 10,130	$ 10,490	$ 10,598	$ 10,632	$ 10,594	$ 10,628	$ 10,459	$ 10,433	$ 10,347	$ 10,286	$ 10,309	$ 10,200	$ 10,115	$ 10,053	$ 10,027	$ 9,942	$ 9,916	$ 9,854	$ 9,885	$ 9,891	$ 9,931	$ 9,914	$ 9,964	$ 9,832	$ 9,756	$ 9,782	$ 9,729	$ 9,675
C000013180
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000063956
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000013104
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,662	11,595	11,510	11,329	11,341	11,462	11,461	11,459	11,472	11,158	10,492	10,639	10,972	11,090	11,052	10,960	11,056	11,073	10,838	11,107	10,780	10,799	10,330	10,403	10,817	11,075	10,795	10,997	10,849	11,171	11,533	11,581	11,852	11,850	11,744	11,768	11,869	11,905	11,800	11,772	11,706	11,613	11,583	11,757	11,674	11,592	11,406	11,438	11,430	11,485	11,299	11,188	10,826	11,131	11,535	11,389	11,206	11,185	11,165	11,169	11,244	11,074	10,990	10,954	10,832	10,808	10,649	10,600	10,539	10,443	10,346	10,407	10,467	10,466	10,431	10,429	10,333	10,368	10,332	10,356	10,462	10,378	10,423	10,423	10,469	10,410	10,351	10,382	10,260	10,210	10,195	10,145	10,097	10,013	10,296	10,362	10,394	10,368	10,377	10,264	10,252	10,182	10,142	10,149	10,066	9,996	9,957	9,919	9,880	9,842	9,804	9,808	9,835	9,872	9,855	9,923	9,788	9,749	9,752	9,692	9,675
C000013106
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000063947
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000013120
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,882	11,803	11,714	11,545	11,565	11,693	11,687	11,681	11,689	11,404	10,764	10,919	11,257	11,399	11,369	11,274	11,362	11,372	11,149	11,418	11,135	11,110	10,622	10,713	11,136	11,383	11,105	11,324	11,189	11,509	11,830	11,885	12,192	12,173	12,078	12,096	12,213	12,256	12,149	12,131	12,112	12,005	11,924	12,138	12,106	12,049	11,868	11,897	11,889	11,950	11,790	11,738	11,382	11,537	11,835	11,687	11,503	11,475	11,460	11,470	11,538	11,355	11,278	11,240	11,094	11,067	10,922	10,847	10,772	10,686	10,587	10,663	10,726	10,698	10,658	10,641	10,521	10,549	10,509	10,503	10,575	10,500	10,561	10,619	10,633	10,558	10,505	10,541	10,411	10,348	10,329	10,276	10,257	10,184	10,501	10,580	10,615	10,553	10,555	10,375	10,345	10,283	10,242	10,233	10,129	10,045	10,004	9,963	9,891	9,861	9,800	9,853	9,865	9,918	9,888	9,982	9,830	9,761	9,762	9,703	9,675
C000013122
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000092719
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000013136
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,722	11,666	11,567	11,400	11,412	11,519	11,517	11,515	11,527	11,256	10,635	10,782	11,063	11,171	11,161	11,070	11,193	11,210	11,016	11,245	10,988	10,956	10,569	10,629	10,978	11,209	10,958	11,111	10,979	11,262	11,558	11,620	11,903	11,901	11,820	11,844	11,944	11,980	11,887	11,858	11,842	11,734	11,690	11,874	11,805	11,750	11,579	11,611	11,616	11,671	11,498	11,413	11,101	11,265	11,641	11,492	11,294	11,271	11,260	11,263	11,339	11,156	11,084	11,038	10,905	10,882	10,761	10,724	10,652	10,552	10,452	10,522	10,579	10,564	10,537	10,522	10,436	10,456	10,441	10,472	10,574	10,489	10,555	10,575	10,606	10,532	10,493	10,512	10,392	10,329	10,301	10,250	10,222	10,138	10,474	10,560	10,612	10,574	10,580	10,430	10,402	10,329	10,289	10,271	10,154	10,081	10,041	10,013	9,954	9,947	9,864	9,900	9,925	9,993	9,943	10,042	9,853	9,782	9,785	9,714	9,675
C000013138
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000063950
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000013142
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 12,015	11,947	11,839	11,687	11,683	11,783	11,794	11,777	11,803	11,523	10,894	11,036	11,322	11,493	11,463	11,361	11,488	11,516	11,272	11,540	11,242	11,241	10,762	10,836	11,207	11,453	11,209	11,383	11,265	11,578	11,934	11,984	12,284	12,280	12,193	12,203	12,294	12,331	12,245	12,227	12,182	12,094	12,034	12,247	12,215	12,157	11,987	12,020	12,026	12,083	11,925	11,859	11,512	11,619	11,899	11,753	11,568	11,542	11,529	11,531	11,612	11,417	11,327	11,289	11,159	11,133	11,015	10,961	10,867	10,760	10,666	10,725	10,772	10,766	10,711	10,704	10,596	10,602	10,558	10,563	10,619	10,562	10,592	10,696	10,727	10,659	10,614	10,656	10,515	10,436	10,417	10,361	10,330	10,251	10,579	10,668	10,686	10,608	10,625	10,442	10,424	10,335	10,270	10,240	10,115	10,071	10,028	10,008	9,896	9,887	9,833	9,893	9,908	9,957	9,927	10,030	9,810	9,734	9,759	9,717	9,675
C000013144
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000092722
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000013151
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,972	11,907	11,818	11,648	11,641	11,744	11,738	11,733	11,728	11,495	10,888	11,030	11,345	11,438	11,413	11,350	11,432	11,434	11,256	11,456	11,227	11,194	10,821	10,866	11,184	11,361	11,162	11,298	11,203	11,441	11,757	11,815	12,093	12,089	12,008	12,030	12,116	12,138	12,071	12,054	12,026	11,959	11,929	12,062	11,994	11,948	11,826	11,818	11,809	11,839	11,706	11,608	11,300	11,425	11,723	11,613	11,466	11,429	11,418	11,408	11,469	11,347	11,284	11,247	11,126	11,110	11,011	10,937	10,853	10,746	10,672	10,725	10,778	10,762	10,698	10,670	10,560	10,579	10,552	10,583	10,638	10,588	10,653	10,719	10,737	10,665	10,626	10,668	10,516	10,433	10,417	10,368	10,341	10,247	10,601	10,686	10,726	10,655	10,672	10,511	10,484	10,401	10,351	10,311	10,206	10,122	10,057	10,026	9,919	9,920	9,847	9,913	9,947	10,014	9,974	10,082	9,885	9,793	9,785	9,714	9,675
C000013153
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000063952
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000013157
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,659	11,568	11,501	11,323	11,355	11,435	11,404	11,404	11,389	11,139	10,465	10,638	10,982	11,126	11,084	11,003	11,102	11,108	10,930	11,182	10,899	10,892	10,457	10,542	10,914	11,182	10,918	11,077	10,966	11,276	11,600	11,684	11,993	11,988	11,908	11,934	12,033	12,073	11,994	11,974	11,925	11,831	11,812	11,979	11,928	11,862	11,693	11,728	11,720	11,753	11,597	11,513	11,155	11,258	11,649	11,523	11,326	11,299	11,289	11,294	11,369	11,203	11,122	11,082	10,958	10,944	10,820	10,764	10,683	10,587	10,490	10,545	10,599	10,568	10,542	10,513	10,417	10,442	10,395	10,415	10,504	10,443	10,516	10,562	10,622	10,566	10,524	10,547	10,452	10,383	10,367	10,311	10,261	10,192	10,458	10,518	10,552	10,535	10,544	10,374	10,342	10,248	10,229	10,209	10,090	9,996	9,939	9,895	9,838	9,818	9,787	9,804	9,823	9,852	9,821	9,863	9,760	9,729	9,770	9,741	9,675
C000013159
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000063953
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,270,847	1,260,903	1,249,514	1,230,651	1,234,271	1,249,749	1,249,789	1,248,186	1,254,593	1,226,096	1,152,908	1,162,804	1,197,913	1,215,410	1,210,621	1,198,614	1,209,092	1,211,860	1,185,555	1,212,983	1,179,113	1,175,747	1,123,211	1,132,630	1,177,836	1,204,229	1,173,230	1,192,765	1,175,306	1,208,739	1,249,236	1,253,728	1,289,012	1,286,935	1,276,072	1,279,814	1,289,118	1,293,866	1,283,223	1,279,709	1,275,903	1,265,290	1,257,534	1,277,837	1,269,746	1,262,058	1,243,296	1,247,042	1,246,777	1,252,655	1,231,906	1,221,850	1,184,180	1,199,230	1,244,367	1,228,525	1,206,842	1,203,169	1,200,167	1,198,020	1,207,701	1,188,947	1,179,442	1,175,103	1,159,123	1,154,783	1,136,812	1,130,758	1,122,274	1,108,996	1,096,856	1,103,652	1,110,844	1,107,998	1,105,316	1,104,374	1,091,870	1,095,781	1,091,751	1,095,023	1,108,068	1,096,607	1,102,510	1,099,825	1,105,446	1,097,097	1,088,292	1,092,209	1,075,146	1,067,401	1,065,088	1,057,744	1,050,816	1,038,623	1,078,859	1,090,297	1,095,766	1,094,290	1,093,622	1,076,497	1,073,593	1,065,756	1,062,391	1,060,723	1,048,216	1,040,903	1,036,780	1,032,675	1,025,248	1,023,239	1,015,880	1,016,807	1,019,624	1,025,002	1,022,050	1,032,703	1,014,718	1,009,624	1,007,880	1,001,017	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,270,847	1,260,903	1,249,514	1,230,651	1,234,271	1,249,749	1,249,789	1,248,186	1,254,593	1,226,096	1,152,908	1,162,804	1,197,913	1,215,410	1,210,621	1,198,614	1,209,092	1,211,860	1,185,555	1,212,983	1,179,113	1,175,747	1,123,211	1,132,630	1,177,836	1,204,229	1,173,230	1,192,765	1,175,306	1,208,739	1,249,236	1,253,728	1,289,012	1,286,935	1,276,072	1,279,814	1,289,118	1,293,866	1,283,223	1,279,709	1,275,903	1,265,290	1,257,534	1,277,837	1,269,746	1,262,058	1,243,296	1,247,042	1,246,777	1,252,655	1,231,906	1,221,850	1,184,180	1,199,230	1,244,367	1,228,525	1,206,842	1,203,169	1,200,167	1,198,020	1,207,701	1,188,947	1,179,442	1,175,103	1,159,123	1,154,783	1,136,812	1,130,758	1,122,274	1,108,996	1,096,856	1,103,652	1,110,844	1,107,998	1,105,316	1,104,374	1,091,870	1,095,781	1,091,751	1,095,023	1,108,068	1,096,607	1,102,510	1,099,825	1,105,446	1,097,097	1,088,292	1,092,209	1,075,146	1,067,401	1,065,088	1,057,744	1,050,816	1,038,623	1,078,859	1,090,297	1,095,766	1,094,290	1,093,622	1,076,497	1,073,593	1,065,756	1,062,391	1,060,723	1,048,216	1,040,903	1,036,780	1,032,675	1,025,248	1,023,239	1,015,880	1,016,807	1,019,624	1,025,002	1,022,050	1,032,703	1,014,718	1,009,624	1,007,880	1,001,017	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,270,847	1,260,903	1,249,514	1,230,651	1,234,271	1,249,749	1,249,789	1,248,186	1,254,593	1,226,096	1,152,908	1,162,804	1,197,913	1,215,410	1,210,621	1,198,614	1,209,092	1,211,860	1,185,555	1,212,983	1,179,113	1,175,747	1,123,211	1,132,630	1,177,836	1,204,229	1,173,230	1,192,765	1,175,306	1,208,739	1,249,236	1,253,728	1,289,012	1,286,935	1,276,072	1,279,814	1,289,118	1,293,866	1,283,223	1,279,709	1,275,903	1,265,290	1,257,534	1,277,837	1,269,746	1,262,058	1,243,296	1,247,042	1,246,777	1,252,655	1,231,906	1,221,850	1,184,180	1,199,230	1,244,367	1,228,525	1,206,842	1,203,169	1,200,167	1,198,020	1,207,701	1,188,947	1,179,442	1,175,103	1,159,123	1,154,783	1,136,812	1,130,758	1,122,274	1,108,996	1,096,856	1,103,652	1,110,844	1,107,998	1,105,316	1,104,374	1,091,870	1,095,781	1,091,751	1,095,023	1,108,068	1,096,607	1,102,510	1,099,825	1,105,446	1,097,097	1,088,292	1,092,209	1,075,146	1,067,401	1,065,088	1,057,744	1,050,816	1,038,623	1,078,859	1,090,297	1,095,766	1,094,290	1,093,622	1,076,497	1,073,593	1,065,756	1,062,391	1,060,723	1,048,216	1,040,903	1,036,780	1,032,675	1,025,248	1,023,239	1,015,880	1,016,807	1,019,624	1,025,002	1,022,050	1,032,703	1,014,718	1,009,624	1,007,880	1,001,017	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,270,847	1,260,903	1,249,514	1,230,651	1,234,271	1,249,749	1,249,789	1,248,186	1,254,593	1,226,096	1,152,908	1,162,804	1,197,913	1,215,410	1,210,621	1,198,614	1,209,092	1,211,860	1,185,555	1,212,983	1,179,113	1,175,747	1,123,211	1,132,630	1,177,836	1,204,229	1,173,230	1,192,765	1,175,306	1,208,739	1,249,236	1,253,728	1,289,012	1,286,935	1,276,072	1,279,814	1,289,118	1,293,866	1,283,223	1,279,709	1,275,903	1,265,290	1,257,534	1,277,837	1,269,746	1,262,058	1,243,296	1,247,042	1,246,777	1,252,655	1,231,906	1,221,850	1,184,180	1,199,230	1,244,367	1,228,525	1,206,842	1,203,169	1,200,167	1,198,020	1,207,701	1,188,947	1,179,442	1,175,103	1,159,123	1,154,783	1,136,812	1,130,758	1,122,274	1,108,996	1,096,856	1,103,652	1,110,844	1,107,998	1,105,316	1,104,374	1,091,870	1,095,781	1,091,751	1,095,023	1,108,068	1,096,607	1,102,510	1,099,825	1,105,446	1,097,097	1,088,292	1,092,209	1,075,146	1,067,401	1,065,088	1,057,744	1,050,816	1,038,623	1,078,859	1,090,297	1,095,766	1,094,290	1,093,622	1,076,497	1,073,593	1,065,756	1,062,391	1,060,723	1,048,216	1,040,903	1,036,780	1,032,675	1,025,248	1,023,239	1,015,880	1,016,807	1,019,624	1,025,002	1,022,050	1,032,703	1,014,718	1,009,624	1,007,880	1,001,017	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,270,847	1,260,903	1,249,514	1,230,651	1,234,271	1,249,749	1,249,789	1,248,186	1,254,593	1,226,096	1,152,908	1,162,804	1,197,913	1,215,410	1,210,621	1,198,614	1,209,092	1,211,860	1,185,555	1,212,983	1,179,113	1,175,747	1,123,211	1,132,630	1,177,836	1,204,229	1,173,230	1,192,765	1,175,306	1,208,739	1,249,236	1,253,728	1,289,012	1,286,935	1,276,072	1,279,814	1,289,118	1,293,866	1,283,223	1,279,709	1,275,903	1,265,290	1,257,534	1,277,837	1,269,746	1,262,058	1,243,296	1,247,042	1,246,777	1,252,655	1,231,906	1,221,850	1,184,180	1,199,230	1,244,367	1,228,525	1,206,842	1,203,169	1,200,167	1,198,020	1,207,701	1,188,947	1,179,442	1,175,103	1,159,123	1,154,783	1,136,812	1,130,758	1,122,274	1,108,996	1,096,856	1,103,652	1,110,844	1,107,998	1,105,316	1,104,374	1,091,870	1,095,781	1,091,751	1,095,023	1,108,068	1,096,607	1,102,510	1,099,825	1,105,446	1,097,097	1,088,292	1,092,209	1,075,146	1,067,401	1,065,088	1,057,744	1,050,816	1,038,623	1,078,859	1,090,297	1,095,766	1,094,290	1,093,622	1,076,497	1,073,593	1,065,756	1,062,391	1,060,723	1,048,216	1,040,903	1,036,780	1,032,675	1,025,248	1,023,239	1,015,880	1,016,807	1,019,624	1,025,002	1,022,050	1,032,703	1,014,718	1,009,624	1,007,880	1,001,017	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,270,847	1,260,903	1,249,514	1,230,651	1,234,271	1,249,749	1,249,789	1,248,186	1,254,593	1,226,096	1,152,908	1,162,804	1,197,913	1,215,410	1,210,621	1,198,614	1,209,092	1,211,860	1,185,555	1,212,983	1,179,113	1,175,747	1,123,211	1,132,630	1,177,836	1,204,229	1,173,230	1,192,765	1,175,306	1,208,739	1,249,236	1,253,728	1,289,012	1,286,935	1,276,072	1,279,814	1,289,118	1,293,866	1,283,223	1,279,709	1,275,903	1,265,290	1,257,534	1,277,837	1,269,746	1,262,058	1,243,296	1,247,042	1,246,777	1,252,655	1,231,906	1,221,850	1,184,180	1,199,230	1,244,367	1,228,525	1,206,842	1,203,169	1,200,167	1,198,020	1,207,701	1,188,947	1,179,442	1,175,103	1,159,123	1,154,783	1,136,812	1,130,758	1,122,274	1,108,996	1,096,856	1,103,652	1,110,844	1,107,998	1,105,316	1,104,374	1,091,870	1,095,781	1,091,751	1,095,023	1,108,068	1,096,607	1,102,510	1,099,825	1,105,446	1,097,097	1,088,292	1,092,209	1,075,146	1,067,401	1,065,088	1,057,744	1,050,816	1,038,623	1,078,859	1,090,297	1,095,766	1,094,290	1,093,622	1,076,497	1,073,593	1,065,756	1,062,391	1,060,723	1,048,216	1,040,903	1,036,780	1,032,675	1,025,248	1,023,239	1,015,880	1,016,807	1,019,624	1,025,002	1,022,050	1,032,703	1,014,718	1,009,624	1,007,880	1,001,017	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,307	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,220	10,327	10,147	10,096	10,079	10,010	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,270,847	1,260,903	1,249,514	1,230,651	1,234,271	1,249,749	1,249,789	1,248,186	1,254,593	1,226,096	1,152,908	1,162,804	1,197,913	1,215,410	1,210,621	1,198,614	1,209,092	1,211,860	1,185,555	1,212,983	1,179,113	1,175,747	1,123,211	1,132,630	1,177,836	1,204,229	1,173,230	1,192,765	1,175,306	1,208,739	1,249,236	1,253,728	1,289,012	1,286,935	1,276,072	1,279,814	1,289,118	1,293,866	1,283,223	1,279,709	1,275,903	1,265,290	1,257,534	1,277,837	1,269,746	1,262,058	1,243,296	1,247,042	1,246,777	1,252,655	1,231,906	1,221,850	1,184,180	1,199,230	1,244,367	1,228,525	1,206,842	1,203,169	1,200,167	1,198,020	1,207,701	1,188,947	1,179,442	1,175,103	1,159,123	1,154,783	1,136,812	1,130,758	1,122,274	1,108,996	1,096,856	1,103,652	1,110,844	1,107,998	1,105,316	1,104,374	1,091,870	1,095,781	1,091,751	1,095,023	1,108,068	1,096,607	1,102,510	1,099,825	1,105,446	1,097,097	1,088,292	1,092,209	1,075,146	1,067,401	1,065,088	1,057,744	1,050,816	1,038,623	1,078,859	1,090,297	1,095,766	1,094,290	1,093,622	1,076,497	1,073,593	1,065,756	1,062,391	1,060,723	1,048,216	1,040,903	1,036,780	1,032,675	1,025,248	1,023,239	1,015,880	1,016,807	1,019,624	1,025,002	1,022,050	1,032,703	1,014,718	1,009,624	1,007,880	1,001,017	1,000,000
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Account Value	$ 12,475	12,385	12,246	12,073	12,099	12,231	12,209	12,184	12,255	11,981	11,298	11,378	11,711	11,856	11,812	11,704	11,818	11,817	11,582	11,845	11,516	11,501	10,995	11,103	11,553	11,809	11,526	11,695	11,549	11,852	12,243	12,285	12,608	12,594	12,487	12,532	12,615	12,655	12,557	12,535	12,513	12,430	12,356	12,545	12,483	12,439	12,280	12,309	12,290	12,322	12,134	12,014	11,651	11,763	12,206	12,049	11,845	11,806	11,774	11,747	11,859	11,689	11,602	11,554	11,402	11,363	11,209	11,154	11,072	10,955	10,836	10,891	10,957	10,939	10,920	10,904	10,798	10,833	10,807	10,825	10,940	10,844	10,903	10,879	10,939	10,868	10,797	10,835	10,683	10,616	10,603	10,538	10,474	10,364	10,722	10,811	10,865	10,845	10,835	10,685	10,669	10,602	10,579	10,562	10,447	10,392	10,360	10,330	10,260	10,233	10,158	10,161	10,181	10,230	10,196	10,294	10,128	10,082	10,065	10,002	10,000
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Account Value	$ 12,475	12,385	12,246	12,073	12,099	12,231	12,209	12,184	12,255	11,981	11,298	11,378	11,711	11,856	11,812	11,704	11,818	11,817	11,582	11,845	11,516	11,501	10,995	11,103	11,553	11,809	11,526	11,695	11,549	11,852	12,243	12,285	12,608	12,594	12,487	12,532	12,615	12,655	12,557	12,535	12,513	12,430	12,356	12,545	12,483	12,439	12,280	12,309	12,290	12,322	12,134	12,014	11,651	11,763	12,206	12,049	11,845	11,806	11,774	11,747	11,859	11,689	11,602	11,554	11,402	11,363	11,209	11,154	11,072	10,955	10,836	10,891	10,957	10,939	10,920	10,904	10,798	10,833	10,807	10,825	10,940	10,844	10,903	10,879	10,939	10,868	10,797	10,835	10,683	10,616	10,603	10,538	10,474	10,364	10,722	10,811	10,865	10,845	10,835	10,685	10,669	10,602	10,579	10,562	10,447	10,392	10,360	10,330	10,260	10,233	10,158	10,161	10,181	10,230	10,196	10,294	10,128	10,082	10,065	10,002	10,000
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Account Value	$ 1,247,529	1,238,469	1,224,586	1,207,314	1,209,935	1,223,117	1,220,927	1,218,391	1,225,505	1,198,080	1,129,814	1,137,786	1,171,129	1,185,601	1,181,196	1,170,427	1,181,848	1,181,722	1,158,207	1,184,520	1,151,615	1,150,050	1,099,504	1,110,341	1,155,278	1,180,860	1,152,554	1,169,501	1,154,927	1,185,221	1,224,324	1,228,455	1,260,803	1,259,428	1,248,734	1,253,173	1,261,453	1,265,514	1,255,692	1,253,505	1,251,337	1,242,971	1,235,590	1,254,512	1,248,279	1,243,852	1,227,983	1,230,853	1,228,969	1,232,219	1,213,391	1,201,434	1,165,066	1,176,257	1,220,579	1,204,853	1,184,520	1,180,612	1,177,447	1,174,713	1,185,940	1,168,890	1,160,154	1,155,365	1,140,217	1,136,285	1,120,918	1,115,441	1,107,194	1,095,471	1,083,624	1,089,146	1,095,687	1,093,866	1,092,020	1,090,436	1,079,757	1,083,254	1,080,702	1,082,518	1,093,958	1,084,404	1,090,260	1,087,902	1,093,852	1,086,796	1,079,725	1,083,533	1,068,266	1,061,555	1,060,317	1,053,766	1,047,389	1,036,430	1,072,225	1,081,102	1,086,470	1,084,499	1,083,519	1,068,544	1,066,918	1,060,207	1,057,874	1,056,217	1,044,731	1,039,160	1,036,034	1,033,024	1,025,974	1,023,334	1,015,754	1,016,104	1,018,125	1,022,954	1,019,560	1,029,380	1,012,821	1,008,180	1,006,476	1,000,177	1,000,000
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Account Value	$ 12,157	12,051	11,943	11,773	11,819	11,973	11,972	11,955	12,036	11,781	11,101	11,182	11,539	11,706	11,665	11,563	11,690	11,724	11,466	11,729	11,428	11,387	10,918	10,991	11,427	11,674	11,385	11,538	11,373	11,671	12,044	12,069	12,411	12,395	12,296	12,319	12,426	12,473	12,371	12,357	12,331	12,233	12,191	12,377	12,335	12,299	12,139	12,184	12,174	12,245	12,067	12,055	11,680	11,782	12,049	11,925	11,733	11,697	11,672	11,636	11,741	11,581	11,483	11,449	11,313	11,286	11,144	11,095	11,007	10,872	10,743	10,805	10,867	10,851	10,827	10,819	10,705	10,746	10,718	10,744	10,863	10,762	10,832	10,814	10,880	10,816	10,744	10,779	10,645	10,570	10,557	10,488	10,423	10,326	10,653	10,736	10,781	10,765	10,753	10,611	10,602	10,542	10,528	10,505	10,383	10,331	10,312	10,278	10,207	10,184	10,119	10,123	10,143	10,191	10,164	10,256	10,101	10,071	10,052	9,997	10,000
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Account Value	$ 12,157	12,051	11,943	11,773	11,819	11,973	11,972	11,955	12,036	11,781	11,101	11,182	11,539	11,706	11,665	11,563	11,690	11,724	11,466	11,729	11,428	11,387	10,918	10,991	11,427	11,674	11,385	11,538	11,373	11,671	12,044	12,069	12,411	12,395	12,296	12,319	12,426	12,473	12,371	12,357	12,331	12,233	12,191	12,377	12,335	12,299	12,139	12,184	12,174	12,245	12,067	12,055	11,680	11,782	12,049	11,925	11,733	11,697	11,672	11,636	11,741	11,581	11,483	11,449	11,313	11,286	11,144	11,095	11,007	10,872	10,743	10,805	10,867	10,851	10,827	10,819	10,705	10,746	10,718	10,744	10,863	10,762	10,832	10,814	10,880	10,816	10,744	10,779	10,645	10,570	10,557	10,488	10,423	10,326	10,653	10,736	10,781	10,765	10,753	10,611	10,602	10,542	10,528	10,505	10,383	10,331	10,312	10,278	10,207	10,184	10,119	10,123	10,143	10,191	10,164	10,256	10,101	10,071	10,052	9,997	10,000
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Account Value	$ 1,215,666	1,205,085	1,194,331	1,177,313	1,181,854	1,197,292	1,197,192	1,195,461	1,203,596	1,178,064	1,110,086	1,118,249	1,153,868	1,170,627	1,166,516	1,156,274	1,168,959	1,172,428	1,146,559	1,172,857	1,142,846	1,138,677	1,091,769	1,099,110	1,142,702	1,167,404	1,138,515	1,153,847	1,137,281	1,167,085	1,204,434	1,206,941	1,241,122	1,239,475	1,229,603	1,231,942	1,242,580	1,247,288	1,237,068	1,235,650	1,233,055	1,223,275	1,219,058	1,237,742	1,233,513	1,229,946	1,213,863	1,218,437	1,217,368	1,224,500	1,206,749	1,205,505	1,168,039	1,178,216	1,204,944	1,192,461	1,173,275	1,169,719	1,167,200	1,163,610	1,174,130	1,158,116	1,148,275	1,144,868	1,131,266	1,128,613	1,114,359	1,109,532	1,100,672	1,087,181	1,074,273	1,080,530	1,086,705	1,085,099	1,082,712	1,081,899	1,070,503	1,074,591	1,071,768	1,074,422	1,086,315	1,076,192	1,083,185	1,081,398	1,088,039	1,081,562	1,074,437	1,077,906	1,064,538	1,056,978	1,055,701	1,048,775	1,042,299	1,032,639	1,065,334	1,073,649	1,078,096	1,076,508	1,075,323	1,061,077	1,060,163	1,054,153	1,052,819	1,050,504	1,038,261	1,033,129	1,031,223	1,027,782	1,020,687	1,018,363	1,011,910	1,012,322	1,014,310	1,019,060	1,016,394	1,025,621	1,010,089	1,007,082	1,005,167	999,750	1,000,000
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Account Value	$ 12,805	12,707	12,593	12,375	12,399	12,557	12,507	12,504	12,582	12,264	11,439	11,577	12,028	12,199	12,152	12,026	12,127	12,130	11,884	12,189	11,797	11,765	11,190	11,320	11,879	12,122	11,835	12,027	11,867	12,235	12,628	12,670	12,988	12,969	12,843	12,899	12,988	13,050	12,939	12,887	12,843	12,723	12,623	12,831	12,764	12,662	12,460	12,498	12,496	12,547	12,333	12,223	11,804	11,974	12,456	12,291	12,073	12,032	12,012	11,998	12,094	11,892	11,797	11,746	11,606	11,560	11,387	11,335	11,246	11,108	10,975	11,046	11,119	11,091	11,069	11,058	10,943	10,980	10,931	10,957	11,086	10,982	11,043	10,999	11,066	10,995	10,919	10,938	10,773	10,695	10,671	10,590	10,522	10,376	10,788	10,907	10,968	10,950	10,953	10,765	10,739	10,664	10,623	10,601	10,474	10,413	10,379	10,352	10,277	10,252	10,175	10,185	10,188	10,239	10,216	10,314	10,133	10,092	10,065	10,001	10,000
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Account Value	$ 12,805	12,707	12,593	12,375	12,399	12,557	12,507	12,504	12,582	12,264	11,439	11,577	12,028	12,199	12,152	12,026	12,127	12,130	11,884	12,189	11,797	11,765	11,190	11,320	11,879	12,122	11,835	12,027	11,867	12,235	12,628	12,670	12,988	12,969	12,843	12,899	12,988	13,050	12,939	12,887	12,843	12,723	12,623	12,831	12,764	12,662	12,460	12,498	12,496	12,547	12,333	12,223	11,804	11,974	12,456	12,291	12,073	12,032	12,012	11,998	12,094	11,892	11,797	11,746	11,606	11,560	11,387	11,335	11,246	11,108	10,975	11,046	11,119	11,091	11,069	11,058	10,943	10,980	10,931	10,957	11,086	10,982	11,043	10,999	11,066	10,995	10,919	10,938	10,773	10,695	10,671	10,590	10,522	10,376	10,788	10,907	10,968	10,950	10,953	10,765	10,739	10,664	10,623	10,601	10,474	10,413	10,379	10,352	10,277	10,252	10,175	10,185	10,188	10,239	10,216	10,314	10,133	10,092	10,065	10,001	10,000
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Account Value	$ 1,280,487	1,270,689	1,259,263	1,237,451	1,239,919	1,255,658	1,250,731	1,250,440	1,258,240	1,226,425	1,143,932	1,157,668	1,202,804	1,219,878	1,215,202	1,202,563	1,212,664	1,213,016	1,188,388	1,218,911	1,179,710	1,176,452	1,118,991	1,132,009	1,187,920	1,212,220	1,183,493	1,202,686	1,186,691	1,223,457	1,262,830	1,266,952	1,298,814	1,296,925	1,284,311	1,289,894	1,298,846	1,304,955	1,293,886	1,288,694	1,284,250	1,272,306	1,262,293	1,283,129	1,276,420	1,266,155	1,245,953	1,249,792	1,249,640	1,254,666	1,233,348	1,222,306	1,180,386	1,197,374	1,245,644	1,229,125	1,207,329	1,203,183	1,201,173	1,199,821	1,209,438	1,189,165	1,179,680	1,174,588	1,160,591	1,156,024	1,138,708	1,133,498	1,124,559	1,110,789	1,097,482	1,104,571	1,111,853	1,109,131	1,106,946	1,105,800	1,094,317	1,097,958	1,093,129	1,095,659	1,108,594	1,098,215	1,104,348	1,099,900	1,106,643	1,099,542	1,091,890	1,093,791	1,077,303	1,069,526	1,067,100	1,058,952	1,052,177	1,037,588	1,078,809	1,090,741	1,096,831	1,095,030	1,095,341	1,076,473	1,073,933	1,066,367	1,062,272	1,060,150	1,047,366	1,041,262	1,037,912	1,035,192	1,027,744	1,025,220	1,017,529	1,018,469	1,018,790	1,023,894	1,021,588	1,031,424	1,013,261	1,009,167	1,006,532	1,000,060	1,000,000
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Account Value	$ 12,157	12,059	11,936	11,762	11,811	11,966	11,953	11,937	12,018	11,749	11,041	11,144	11,493	11,698	11,658	11,548	11,671	11,713	11,449	11,706	11,380	11,338	10,838	10,920	11,377	11,645	11,350	11,496	11,348	11,652	12,064	12,106	12,433	12,419	12,322	12,355	12,447	12,505	12,402	12,378	12,359	12,275	12,206	12,378	12,318	12,287	12,144	12,187	12,169	12,215	12,043	11,989	11,601	11,679	12,038	11,901	11,711	11,681	11,653	11,623	11,726	11,566	11,469	11,428	11,302	11,269	11,139	11,093	11,004	10,888	10,774	10,824	10,886	10,867	10,840	10,835	10,733	10,766	10,748	10,769	10,861	10,772	10,841	10,823	10,898	10,834	10,763	10,796	10,663	10,594	10,576	10,502	10,437	10,331	10,661	10,739	10,789	10,771	10,761	10,621	10,607	10,547	10,534	10,511	10,403	10,356	10,339	10,308	10,243	10,221	10,144	10,142	10,160	10,198	10,174	10,271	10,110	10,072	10,061	9,999	10,000
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Account Value	$ 12,157	12,059	11,936	11,762	11,811	11,966	11,953	11,937	12,018	11,749	11,041	11,144	11,493	11,698	11,658	11,548	11,671	11,713	11,449	11,706	11,380	11,338	10,838	10,920	11,377	11,645	11,350	11,496	11,348	11,652	12,064	12,106	12,433	12,419	12,322	12,355	12,447	12,505	12,402	12,378	12,359	12,275	12,206	12,378	12,318	12,287	12,144	12,187	12,169	12,215	12,043	11,989	11,601	11,679	12,038	11,901	11,711	11,681	11,653	11,623	11,726	11,566	11,469	11,428	11,302	11,269	11,139	11,093	11,004	10,888	10,774	10,824	10,886	10,867	10,840	10,835	10,733	10,766	10,748	10,769	10,861	10,772	10,841	10,823	10,898	10,834	10,763	10,796	10,663	10,594	10,576	10,502	10,437	10,331	10,661	10,739	10,789	10,771	10,761	10,621	10,607	10,547	10,534	10,511	10,403	10,356	10,339	10,308	10,243	10,221	10,144	10,142	10,160	10,198	10,174	10,271	10,110	10,072	10,061	9,999	10,000
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Account Value	$ 1,215,746	1,205,870	1,193,637	1,176,163	1,181,127	1,196,602	1,195,272	1,193,708	1,201,791	1,174,864	1,104,078	1,114,354	1,149,331	1,169,793	1,165,765	1,154,770	1,167,144	1,171,312	1,144,927	1,170,607	1,137,988	1,133,829	1,083,756	1,091,968	1,137,660	1,164,542	1,134,969	1,149,638	1,134,842	1,165,204	1,206,409	1,210,641	1,243,259	1,241,858	1,232,176	1,235,537	1,244,715	1,250,493	1,240,221	1,237,802	1,235,858	1,227,454	1,220,600	1,237,762	1,231,806	1,228,666	1,214,435	1,218,714	1,216,887	1,221,475	1,204,310	1,198,938	1,160,119	1,167,924	1,203,771	1,190,087	1,171,108	1,168,150	1,165,299	1,162,348	1,172,600	1,156,568	1,146,932	1,142,776	1,130,249	1,126,892	1,113,930	1,109,337	1,100,353	1,088,760	1,077,411	1,082,422	1,088,561	1,086,651	1,083,990	1,083,538	1,073,296	1,076,581	1,074,795	1,076,911	1,086,092	1,077,242	1,084,095	1,082,258	1,089,755	1,083,357	1,076,270	1,079,551	1,066,294	1,059,428	1,057,555	1,050,162	1,043,658	1,033,060	1,066,124	1,073,874	1,078,864	1,077,075	1,076,119	1,062,066	1,060,729	1,054,723	1,053,366	1,051,055	1,040,260	1,035,624	1,033,913	1,030,822	1,024,315	1,022,146	1,014,379	1,014,194	1,016,031	1,019,769	1,017,396	1,027,081	1,010,995	1,007,221	1,006,061	999,932	1,000,000
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Account Value	$ 12,529	12,423	12,307	12,125	12,150	12,342	12,338	12,328	12,404	12,105	11,316	11,416	11,822	12,043	12,010	11,897	12,020	12,039	11,770	12,042	11,726	11,667	11,159	11,244	11,703	11,978	11,658	11,864	11,677	12,047	12,467	12,503	12,878	12,846	12,739	12,771	12,890	12,928	12,807	12,803	12,768	12,668	12,596	12,820	12,768	12,716	12,537	12,571	12,568	12,640	12,439	12,420	12,011	12,089	12,413	12,262	12,043	12,014	11,978	11,949	12,061	11,865	11,774	11,725	11,571	11,535	11,369	11,313	11,221	11,078	10,940	11,008	11,082	11,054	11,035	11,019	10,905	10,947	10,905	10,949	11,077	10,946	11,030	11,006	11,079	11,009	10,917	10,955	10,789	10,713	10,692	10,628	10,561	10,420	10,819	10,915	10,958	10,953	10,958	10,781	10,765	10,692	10,652	10,640	10,508	10,437	10,409	10,375	10,296	10,254	10,167	10,177	10,202	10,259	10,231	10,368	10,161	10,108	10,069	10,004	10,000
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Account Value	$ 12,529	12,423	12,307	12,125	12,150	12,342	12,338	12,328	12,404	12,105	11,316	11,416	11,822	12,043	12,010	11,897	12,020	12,039	11,770	12,042	11,726	11,667	11,159	11,244	11,703	11,978	11,658	11,864	11,677	12,047	12,467	12,503	12,878	12,846	12,739	12,771	12,890	12,928	12,807	12,803	12,768	12,668	12,596	12,820	12,768	12,716	12,537	12,571	12,568	12,640	12,439	12,420	12,011	12,089	12,413	12,262	12,043	12,014	11,978	11,949	12,061	11,865	11,774	11,725	11,571	11,535	11,369	11,313	11,221	11,078	10,940	11,008	11,082	11,054	11,035	11,019	10,905	10,947	10,905	10,949	11,077	10,946	11,030	11,006	11,079	11,009	10,917	10,955	10,789	10,713	10,692	10,628	10,561	10,420	10,819	10,915	10,958	10,953	10,958	10,781	10,765	10,692	10,652	10,640	10,508	10,437	10,409	10,375	10,296	10,254	10,167	10,177	10,202	10,259	10,231	10,368	10,161	10,108	10,069	10,004	10,000
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Account Value	$ 1,252,938	1,242,346	1,230,700	1,212,533	1,215,029	1,234,171	1,233,830	1,232,788	1,240,418	1,210,538	1,131,576	1,141,584	1,182,201	1,204,325	1,200,980	1,189,669	1,202,019	1,203,875	1,177,047	1,204,240	1,172,637	1,166,664	1,115,880	1,124,361	1,170,341	1,197,761	1,165,800	1,186,404	1,167,687	1,204,744	1,246,652	1,250,300	1,287,756	1,284,595	1,273,903	1,277,126	1,288,998	1,292,777	1,280,685	1,280,295	1,276,799	1,266,806	1,259,637	1,281,954	1,276,849	1,271,624	1,253,733	1,257,113	1,256,762	1,263,972	1,243,883	1,241,955	1,201,113	1,208,856	1,241,345	1,226,242	1,204,311	1,201,434	1,197,789	1,194,871	1,206,056	1,186,485	1,177,364	1,172,509	1,157,143	1,153,464	1,136,937	1,131,283	1,122,125	1,107,768	1,094,012	1,100,850	1,108,237	1,105,379	1,103,475	1,101,894	1,090,507	1,094,746	1,090,511	1,094,914	1,107,714	1,094,643	1,102,958	1,100,608	1,107,924	1,100,919	1,091,744	1,095,468	1,078,851	1,071,294	1,069,150	1,062,752	1,056,064	1,042,001	1,081,865	1,091,461	1,095,797	1,095,316	1,095,798	1,078,089	1,076,490	1,069,239	1,065,179	1,064,048	1,050,797	1,043,728	1,040,856	1,037,523	1,029,623	1,025,450	1,016,704	1,017,660	1,020,180	1,025,896	1,023,083	1,036,839	1,016,077	1,010,750	1,006,891	1,000,389	1,000,000
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Account Value	$ 12,938	12,838	12,720	12,511	12,526	12,685	12,622	12,606	12,694	12,380	11,622	11,705	12,105	12,330	12,272	12,136	12,180	12,227	11,995	12,253	11,897	11,839	11,312	11,442	11,924	12,146	11,851	12,102	11,969	12,308	12,720	12,783	13,088	13,063	12,975	13,028	13,072	13,108	13,017	12,989	12,957	12,864	12,800	12,996	12,883	12,806	12,621	12,655	12,648	12,647	12,458	12,234	11,923	12,097	12,546	12,367	12,196	12,154	12,127	12,106	12,182	12,000	11,919	11,878	11,667	11,606	11,406	11,280	11,198	11,062	10,966	11,006	11,087	11,065	11,058	11,023	10,936	10,965	10,933	10,997	11,146	11,011	11,028	10,978	11,061	10,932	10,857	10,843	10,637	10,511	10,666	10,619	10,549	10,417	10,874	10,998	11,051	11,046	11,037	10,833	10,790	10,694	10,638	10,614	10,476	10,401	10,354	10,322	10,256	10,236	10,149	10,169	10,190	10,261	10,217	10,359	10,149	10,083	10,071	9,999	10,000
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Account Value	$ 12,938	12,838	12,720	12,511	12,526	12,685	12,622	12,606	12,694	12,380	11,622	11,705	12,105	12,330	12,272	12,136	12,180	12,227	11,995	12,253	11,897	11,839	11,312	11,442	11,924	12,146	11,851	12,102	11,969	12,308	12,720	12,783	13,088	13,063	12,975	13,028	13,072	13,108	13,017	12,989	12,957	12,864	12,800	12,996	12,883	12,806	12,621	12,655	12,648	12,647	12,458	12,234	11,923	12,097	12,546	12,367	12,196	12,154	12,127	12,106	12,182	12,000	11,919	11,878	11,667	11,606	11,406	11,280	11,198	11,062	10,966	11,006	11,087	11,065	11,058	11,023	10,936	10,965	10,933	10,997	11,146	11,011	11,028	10,978	11,061	10,932	10,857	10,843	10,637	10,511	10,666	10,619	10,549	10,417	10,874	10,998	11,051	11,046	11,037	10,833	10,790	10,694	10,638	10,614	10,476	10,401	10,354	10,322	10,256	10,236	10,149	10,169	10,190	10,261	10,217	10,359	10,149	10,083	10,071	9,999	10,000
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Account Value	$ 1,293,783	1,283,818	1,272,038	1,251,096	1,252,633	1,268,496	1,262,238	1,260,642	1,269,407	1,237,966	1,162,236	1,170,541	1,210,531	1,233,028	1,227,215	1,213,633	1,217,984	1,222,684	1,199,457	1,225,319	1,189,683	1,183,898	1,131,167	1,144,236	1,192,411	1,214,583	1,185,121	1,210,196	1,196,923	1,230,798	1,272,036	1,278,288	1,308,799	1,306,297	1,297,472	1,302,848	1,307,220	1,310,809	1,301,662	1,298,899	1,295,716	1,286,374	1,279,957	1,299,615	1,288,342	1,280,623	1,262,051	1,265,454	1,264,842	1,264,750	1,245,770	1,223,400	1,192,341	1,209,684	1,254,574	1,236,668	1,219,594	1,215,361	1,212,741	1,210,596	1,218,197	1,199,999	1,191,875	1,187,828	1,166,651	1,160,609	1,140,650	1,128,035	1,119,775	1,106,218	1,096,642	1,100,568	1,108,730	1,106,484	1,105,807	1,102,317	1,093,616	1,096,500	1,093,346	1,099,743	1,114,582	1,101,143	1,102,842	1,097,769	1,106,077	1,093,199	1,085,683	1,084,314	1,063,711	1,051,089	1,066,645	1,061,875	1,054,870	1,041,744	1,087,440	1,099,783	1,105,133	1,104,596	1,103,669	1,083,266	1,078,951	1,069,385	1,063,777	1,061,415	1,047,609	1,040,101	1,035,434	1,032,160	1,025,562	1,023,562	1,014,931	1,016,910	1,019,035	1,026,147	1,021,678	1,035,896	1,014,935	1,008,278	1,007,122	999,916	1,000,000
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Account Value	$ 12,395	12,308	12,205	12,010	12,050	12,205	12,203	12,185	12,264	11,976	11,198	11,303	11,687	11,878	11,840	11,717	11,825	11,858	11,590	11,883	11,548	11,521	11,002	11,075	11,563	11,830	11,523	11,718	11,547	11,876	12,262	12,301	12,605	12,586	12,505	12,530	12,604	12,651	12,559	12,527	12,506	12,422	12,366	12,540	12,475	12,433	12,279	12,323	12,315	12,353	12,183	12,132	11,764	11,836	12,162	12,043	11,860	11,832	11,799	11,773	11,860	11,710	11,613	11,571	11,430	11,403	11,249	11,191	11,102	10,975	10,858	10,914	10,983	10,958	10,937	10,928	10,809	10,853	10,811	10,847	10,969	10,838	10,921	10,912	10,984	10,912	10,839	10,873	10,723	10,639	10,619	10,552	10,478	10,349	10,738	10,842	10,879	10,876	10,871	10,716	10,699	10,629	10,603	10,577	10,452	10,394	10,364	10,324	10,253	10,225	10,162	10,165	10,187	10,231	10,194	10,293	10,128	10,087	10,075	10,004	10,000
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Account Value	$ 12,395	12,308	12,205	12,010	12,050	12,205	12,203	12,185	12,264	11,976	11,198	11,303	11,687	11,878	11,840	11,717	11,825	11,858	11,590	11,883	11,548	11,521	11,002	11,075	11,563	11,830	11,523	11,718	11,547	11,876	12,262	12,301	12,605	12,586	12,505	12,530	12,604	12,651	12,559	12,527	12,506	12,422	12,366	12,540	12,475	12,433	12,279	12,323	12,315	12,353	12,183	12,132	11,764	11,836	12,162	12,043	11,860	11,832	11,799	11,773	11,860	11,710	11,613	11,571	11,430	11,403	11,249	11,191	11,102	10,975	10,858	10,914	10,983	10,958	10,937	10,928	10,809	10,853	10,811	10,847	10,969	10,838	10,921	10,912	10,984	10,912	10,839	10,873	10,723	10,639	10,619	10,552	10,478	10,349	10,738	10,842	10,879	10,876	10,871	10,716	10,699	10,629	10,603	10,577	10,452	10,394	10,364	10,324	10,253	10,225	10,162	10,165	10,187	10,231	10,194	10,293	10,128	10,087	10,075	10,004	10,000
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Account Value	$ 1,239,467	$ 1,230,787	$ 1,220,484	$ 1,201,040	$ 1,205,000	$ 1,220,478	$ 1,220,305	$ 1,218,460	$ 1,226,435	$ 1,197,598	$ 1,119,807	$ 1,130,254	$ 1,168,705	$ 1,187,811	$ 1,184,048	$ 1,171,655	$ 1,182,527	$ 1,185,761	$ 1,159,027	$ 1,188,314	$ 1,154,800	$ 1,152,145	$ 1,100,206	$ 1,107,508	$ 1,156,282	$ 1,183,026	$ 1,152,312	$ 1,171,781	$ 1,154,726	$ 1,187,625	$ 1,226,244	$ 1,230,067	$ 1,260,475	$ 1,258,630	$ 1,250,458	$ 1,253,047	$ 1,260,407	$ 1,265,051	$ 1,255,888	$ 1,252,692	$ 1,250,635	$ 1,242,211	$ 1,236,569	$ 1,253,959	$ 1,247,458	$ 1,243,273	$ 1,227,924	$ 1,232,335	$ 1,231,472	$ 1,235,328	$ 1,218,285	$ 1,213,163	$ 1,176,382	$ 1,183,619	$ 1,216,204	$ 1,204,267	$ 1,185,957	$ 1,183,179	$ 1,179,902	$ 1,177,253	$ 1,185,950	$ 1,170,990	$ 1,161,331	$ 1,157,090	$ 1,143,046	$ 1,140,312	$ 1,124,876	$ 1,119,125	$ 1,110,219	$ 1,097,514	$ 1,085,800	$ 1,091,410	$ 1,098,284	$ 1,095,782	$ 1,093,710	$ 1,092,812	$ 1,080,907	$ 1,085,336	$ 1,081,077	$ 1,084,669	$ 1,096,933	$ 1,083,808	$ 1,092,087	$ 1,091,234	$ 1,098,386	$ 1,091,195	$ 1,083,933	$ 1,087,302	$ 1,072,262	$ 1,063,895	$ 1,061,916	$ 1,055,194	$ 1,047,750	$ 1,034,856	$ 1,073,808	$ 1,084,222	$ 1,087,888	$ 1,087,573	$ 1,087,079	$ 1,071,626	$ 1,069,903	$ 1,062,897	$ 1,060,347	$ 1,057,665	$ 1,045,172	$ 1,039,437	$ 1,036,422	$ 1,032,424	$ 1,025,311	$ 1,022,479	$ 1,016,234	$ 1,016,533	$ 1,018,726	$ 1,023,054	$ 1,019,357	$ 1,029,299	$ 1,012,778	$ 1,008,653	$ 1,007,468	$ 1,000,393	$ 1,000,000